FORUM
    FUNDS                           ANNUAL REPORT
                                 --------------------------------------------

                                  AUGUST 31, 2002




                                  DAILY ASSETS TREASURY OBLIGATIONS FUND

                                  DAILY ASSETS GOVERNMENT FUND

                                  DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                                  DAILY ASSETS CASH FUND








                            [FORUM IMAGE]

--------------------------------------------------------------------------------

ANNUAL REPORT
AUGUST 31, 2002
--------------------------------------------------------------------------------


Dear Shareholders:

As we begin our eleventh year of operations, we want to take the time to thank all of our investors for their support. We also welcome those who have recently begun investing in the Daily Assets Funds.

Daily Assets Funds' Institutional Shares have continued to show strong performance this year. The table below reflects average annual total returns for the one- and three-year periods versus the average of the Funds' respective peers, as well as the Funds' 7-day simple yield as of August 31, 2002. As always, past performance is no guarantee of future results and investment return will fluctuate.*

                                                                                                                          7-DAY
                                                                                             1-YEAR        3-YEAR     SIMPLE YIELD

DAILY ASSETS TREASURY OBLIGATIONS FUND                                                        1.82          4.23          1.57
iMoneyNet Inc.'s Treasury and Repo Institutional Category                                     1.68          4.04

DAILY ASSETS GOVERNMENT FUND                                                                  1.97          4.37          1.53
iMoneyNet Inc.'s Government and Agencies Institutional (No Repo) Category                     1.82          4.22

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                                                      2.17          4.47          1.71
iMoneyNet Inc.'s Government and Agencies Institutional Category                               1.81          4.22

DAILY ASSETS CASH FUND                                                                        2.13          4.54          1.68
iMoneyNet Inc.'s First Tier Institutional Category                                            1.89          4.33

Our portfolio management team has worked hard to navigate through what has been a challenging year for the Funds - marked not only by highly unsettled market conditions, but news of the tragic events of September 11. Since our semi-annual report to you as of February 28, 2002, the Federal Reserve Bank has maintained the Federal Funds Rate at 1.75% as part of its effort to shore up the weak economy. In response, we have extended average maturities for the Funds' portfolios seeking to keep Fund yields as high as possible.

As you know, our primary goal is maintenance of your $1.00 per share price through skilled and prudent portfolio management. Please feel free to call us with your questions or comments at (800) 943-6786.

Sincerely,

 /s/ John Y. Keffer

John Y. Keffer, Chairman

*PEER GROUP RETURNS ARE BASED ON IMONEYNET, INC.'S MONEY FUND REPORT AVERAGESTM FOR ONE- AND THREE-YEAR PERIODS ENDED AUGUST 31, 2002. THREE-YEAR RETURNS ARE ANNUALIZED. THE YIELD QUOTATION MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE FUNDS THAN THE TOTAL RETURN QUOTATION. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THEM.

AVERAGE ANNUAL TOTAL RETURN AND YIELD INFORMATION AS OF SEPTEMBER 30, 2002 FOR DAILY ASSETS FUNDS' INSTITUTIONAL SHARES ARE AS FOLLOWS:

                                                                                              SINCE                 7-DAY
                                                          1-YEAR         3-YEAR             INCEPTION            SIMPLE YIELD
                                                          ------         ------          ---------------         -----------
DAILY ASSETS TREASURY OBLIGATIONS FUND                     1.69           4.14            4.45 (1/22/98)             1.59
DAILY ASSETS GOVERNMENT FUND                               1.81           4.27            4.49 (7/01/98)             1.53
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                   2.03           4.37            4.67 (1/30/98)             1.71
DAILY ASSETS CASH FUND                                     1.97           4.44            4.72 (3/13/98)             1.66


                                       1                             FORUM FUNDS

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


The Board of Trustees and Shareholders
Forum Funds

We have audited the accompanying statements of assets and liabilities of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, and Daily Assets Cash Fund, each a series of Forum Funds (the Funds), as of August 31, 2002, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, and Daily Assets Cash Fund as of August 31, 2002, the results of their operations, changes in their net assets, and financial highlights for each of the years or periods described above, in conformity with accounting principles generally accepted in the United States of America.


                                        [KPMG LLP LOGO]


Boston, Massachusetts
October 4, 2002


 FORUM FUNDS                           2

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                  DAILY ASSETS                      DAILY ASSETS
                                                                   TREASURY       DAILY ASSETS       GOVERNMENT      DAILY ASSETS
                                                                  OBLIGATIONS      GOVERNMENT       OBLIGATIONS          CASH
                                                                     FUND              FUND             FUND              FUND
                                                                ---------------- ---------------- ----------------- ----------------

ASSETS
  Total investments, at value (Notes 1 and 2)                      $115,111,061     $ 27,936,455      $109,815,103     $ 85,901,295
  Organization costs, net of amortization (Note 2)                          457                -               601                -
  Prepaid expenses                                                        4,432            1,397            13,042            3,085
                                                                ---------------- ---------------- ----------------- ----------------

Total Assets                                                        115,115,950       27,937,852       109,828,746       85,904,380
                                                                ---------------- ---------------- ----------------- ----------------
LIABILITIES
  Dividends payable                                                     159,620           33,261           107,739           39,821
  Accrued Liabilities:
    Shareholder service agent fees (Note 3)                               1,780                -            10,360            9,899
    Transfer agent fees (Note 3)                                          6,383                -             4,317            1,958
    Other                                                                 9,717            1,165             4,739            7,618
                                                                ---------------- ---------------- ----------------- ----------------

Total Liabilities                                                       177,500           34,426           127,155           59,296
                                                                ---------------- ---------------- ----------------- ----------------

NET ASSETS                                                         $114,938,450     $ 27,903,426      $109,701,591     $ 85,845,084
                                                                ================ ================ ================= ================

COMPONENTS OF NET ASSETS
  Paid-in capital                                                  $114,929,437     $ 27,906,399      $109,690,578     $ 85,840,154
  Undistributed net investment income                                     9,002           21,269             8,445              797
  Accumulated net realized gain (loss)                                       11          (24,242)            2,568            4,133
                                                                ---------------- ---------------- ----------------- ----------------

NET ASSETS                                                         $114,938,450     $ 27,903,426      $109,701,591     $ 85,845,084
                                                                ================ ================ ================= ================

NET ASSETS BY SHARE CLASS
  Institutional Shares                                             $103,281,355     $ 25,760,070      $ 51,619,928     $ 35,199,174
  Institutional Service Shares                                       11,657,095        1,752,576        57,519,745       49,965,409
  Investor Shares                                                             -          390,780           561,918          680,501
                                                                ---------------- ---------------- ----------------- ----------------

NET ASSETS                                                         $114,938,450     $ 27,903,426      $109,701,591     $ 85,845,084
                                                                ================ ================ ================= ================

SHARES OF BENEFICIAL INTEREST
  Institutional Shares                                              103,273,820       25,762,754        51,614,191       35,196,905
  Institutional Service Shares                                       11,655,616        1,753,006        57,514,503       49,962,783
  Investor Shares                                                             -          390,826           561,882          680,466

NET ASSET VALUE PER SHARE (OFFERING AND
   REDEMPTION PRICE PER SHARE) FOR ALL SHARES                            $ 1.00           $ 1.00            $ 1.00           $ 1.00



See Notes to Financial Statements.       3                          FORUM FUNDS



------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
YEAR ENDED AUGUST 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                  DAILY ASSETS                      DAILY ASSETS
                                                                   TREASURY       DAILY ASSETS       GOVERNMENT      DAILY ASSETS
                                                                  OBLIGATIONS      GOVERNMENT       OBLIGATIONS          CASH
                                                                      FUND             FUND             FUND              FUND
                                                                ---------------- ---------------- ----------------- ----------------
NET INVESTMENT INCOME ALLOCATED
  FROM PORTFOLIOS
  Interest income                                                   $ 3,265,698        $ 635,164       $ 2,568,209      $ 2,504,922
  Net expenses                                                         (205,563)         (43,644)         (129,594)        (119,822)
                                                                ---------------- ---------------- ----------------- ----------------
Net Investment Income Allocated from Portfolios (Note 2)              3,060,135          591,520         2,438,615        2,385,100
                                                                ---------------- ---------------- ----------------- ----------------

EXPENSES
  Administration (Note 3)
    Institutional Shares                                                 72,416           13,360            25,055           25,933
    Institutional Service Shares                                          6,823              893            28,814           26,753
    Investor Shares                                                           -              282               241              324
  Transfer Agency (Note 3)
    Institutional Shares                                                 86,707           26,047            37,928           38,993
    Institutional Service Shares                                         26,202           14,454            71,260           68,366
    Investor Shares                                                           -           13,949            13,271           14,591
  Shareholder Services (Note 3)
    Institutional Service Shares                                         34,113            4,463           144,071          133,767
    Investor Shares                                                           -            1,412             1,206            1,620
  Distribution-Investor Shares (Note 3)                                       -              847             1,448            1,944
  Accounting (Note 3)                                                    25,900           37,900            37,900           37,900
  Professional services                                                  20,211            8,495            15,659           14,889
  Trustees                                                                7,178            1,295             4,710            4,643
  Compliance                                                              2,395           21,035             9,527           11,865
  Reporting                                                               1,760              442             1,556            1,376
  Amortization of organization costs (Note 2)                             1,173                -             1,461                -
  Insurance expense                                                       3,077              482             1,904            1,797
  Miscellaneous                                                          19,340            6,728            14,015           17,108
                                                                ---------------- ---------------- ----------------- ----------------
Total Expenses                                                          307,295          152,084           410,026          401,869
  Expenses reimbursed and fees waived (Note 4)                         (155,281)        (128,818)         (171,291)        (166,991)
                                                                ---------------- ---------------- ----------------- ----------------
Net Expenses                                                            152,014           23,266           238,735          234,878
                                                                ---------------- ---------------- ----------------- ----------------

NET INVESTMENT INCOME                                                 2,908,121          568,254         2,199,880        2,150,222

NET REALIZED GAIN ON INVESTMENTS ALLOCATED
  FROM PORTFOLIOS (Note 2)                                                   11                1             3,058            4,150
                                                                ---------------- ---------------- ----------------- ----------------
                                                                             11
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 2,908,132        $ 568,255       $ 2,202,938      $ 2,154,372
                                                                ================ ================ ================= ================


See Notes to Financial Statements.       4                          FORUM FUNDS



------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2001 AND AUGUST 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                  DAILY ASSETS                      DAILY ASSETS
                                                                   TREASURY       DAILY ASSETS       GOVERNMENT      DAILY ASSETS
                                                                  OBLIGATIONS      GOVERNMENT       OBLIGATIONS          CASH
                                                                     FUND             FUND              FUND             FUND
                                                                ---------------- ---------------- ----------------- ----------------

NET ASSETS - AUGUST 31, 2000                                       $115,770,570     $ 43,358,584      $ 92,661,547     $ 98,926,161
-----------------------------                                   ---------------- ---------------- ----------------- ----------------

OPERATIONS
  Net investment income                                               8,515,171        2,018,375         4,922,933        5,297,565
  Net realized gain on investments allocated from Portfolios             12,186            1,733             6,678            1,223
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase in Net Assets from Operations                            8,527,357        2,020,108         4,929,611        5,298,788
                                                                ---------------- ---------------- ----------------- ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income-Institutional Shares                         (7,907,886)      (1,868,231)       (2,391,505)      (2,568,312)
  Net investment income-Institutional Service Shares                   (657,523)        (139,294)       (2,546,952)      (2,725,454)
  Net investment income-Investor Shares                                    (380)         (20,075)          (14,804)         (35,327)
  Net realized gain on investments-Institutional Shares                       -                -              (159)               -
  Net realized gain on investments-Institutional Service Shares               -                -              (133)               -
  Net realized gain on investments-Investor Shares                            -                -                (1)               -
                                                                ---------------- ---------------- ----------------- ----------------
Total Distributions to Shareholders                                  (8,565,789)      (2,027,600)       (4,953,554)      (5,329,093)
                                                                ---------------- ---------------- ----------------- ----------------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
  Sale of shares-Institutional Shares                               360,995,739       28,877,118       100,203,443      246,112,408
  Sale of shares-Institutional Service Shares                       136,457,135       11,357,660       309,117,614      522,541,341
  Sale of shares-Investor Shares                                        149,185        1,284,618         3,884,874        2,891,446
  Reinvestment of distributions-Institutional Shares                      5,874           11,079                41          380,497
  Reinvestment of distributions-Institutional Service Shares            442,141           98,593         1,100,060        2,031,186
  Reinvestment of distributions-Investor Shares                             372           19,815            14,716           34,741
  Redemption of shares-Institutional Shares                        (301,743,805)     (39,558,748)      (79,005,411)    (232,379,191)
  Redemption of shares-Institutional Service Shares                (128,695,990)     (11,937,705)     (320,790,221)    (522,511,528)
  Redemption of shares-Investor Shares                                 (174,687)      (1,318,073)       (3,941,109)      (6,674,592)
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase (Decrease) from Capital Share Transactions              67,435,964      (11,165,643)       10,584,007       12,426,308
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase (Decrease) in Net Assets                                67,397,532      (11,173,135)       10,560,064       12,396,003
                                                                ---------------- ---------------- ----------------- ----------------
NET ASSETS - AUGUST 31, 2001 (INCLUDING (A))                        183,168,102       32,185,449       103,221,611      111,322,164
--------------------------------------------                    ---------------- ---------------- ----------------- ----------------
OPERATIONS
  Net investment income                                               2,908,121          568,254         2,199,880        2,150,222
  Net realized gain on investments allocated from Portfolios                 11                1             3,058            4,150
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase in Net Assets from Operations                            2,908,132          568,255         2,202,938        2,154,372
                                                                ---------------- ---------------- ----------------- ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income-Institutional Shares                         (2,638,827)        (519,130)       (1,060,583)      (1,124,699)
  Net investment income-Institutional Service Shares                   (212,173)         (32,621)       (1,094,969)        (983,887)
  Net investment income-Investor Shares                                       -           (7,273)           (6,499)          (9,359)
  Net realized gain on investments-Institutional Shares                  (5,844)               -            (3,393)            (307)
  Net realized gain on investments-Institutional Service Shares            (659)               -            (3,778)            (435)
  Net realized gain on investments-Investor Shares                            -                -               (37)              (6)
                                                                ---------------- ---------------- ----------------- ----------------
Total Distributions to Shareholders                                  (2,857,503)        (559,024)       (2,169,259)      (2,118,693)
                                                                ---------------- ---------------- ----------------- ----------------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
  Sale of shares-Institutional Shares                               311,918,703       21,608,881        74,464,563      208,682,561
  Sale of shares-Institutional Service Shares                       137,406,320        5,764,181       432,881,865      552,235,110
  Sale of shares-Investor Shares                                              -          846,644         5,323,168        6,006,478
  Reinvestment of distributions-Institutional Shares                        248            5,951            13,173          193,943
  Reinvestment of distributions-Institutional Service Shares            103,438           27,199           390,946          816,011
  Reinvestment of distributions-Investor Shares                               -            7,380             6,626            9,505
  Redemption of shares-Institutional Shares                        (376,277,374)     (24,962,901)      (78,969,770)    (229,958,494)
  Redemption of shares-Institutional Service Shares                (141,431,616)      (6,697,090)     (422,532,292)    (557,577,648)
  Redemption of shares-Investor Shares                                        -         (891,499)       (5,131,978)      (5,920,225)
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase (Decrease) from Capital Share Transactions             (68,280,281)      (4,291,254)        6,446,301      (25,512,759)
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase (Decrease) in Net Assets                               (68,229,652)      (4,282,023)        6,479,980      (25,477,080)
                                                                ---------------- ---------------- ----------------- ----------------
NET ASSETS - AUGUST 31, 2002 (INCLUDING (B))                       $114,938,450     $ 27,903,426      $109,701,591     $ 85,845,084
---------------------------------------------                   ================ ================ ================= ================

(A) Undistributed (distributions in excess of) net investment
    income, August 31, 2001                                           $ (48,119)        $ 12,039         $ (29,384)       $ (31,480)
                                                                ================ ================ ================= ================
(B) Undistributed net investment income, August 31, 2002                $ 9,002         $ 21,269           $ 8,445            $ 797
                                                                ================ ================ ================= ================

See Notes to Financial Statements.       5                          FORUM FUNDS

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                             SELECTED DATA FOR A SINGLE SHARE
                       -----------------------------------------------------------------------------
                                   Beginning                                                  Ending               Net
                                      Net                                                      Net              Assets at
                                     Asset                    Distributions   Distributions   Asset               End of
                                     Value        Net           from Net        from Net      Value               Period
                                      Per      Investment      Investment       Realized       Per     Total      (000's
Year Ended August 31,                Share       Income          Income           Gains       Share    Return    Omitted)
--------------------------------------------------------------------------------------------------------------------------
DAILY ASSETS TREASURY OBLIGATIONS FUND

Institutional Shares
--------------------------------------------------------------------------------------------------------------------------
2002                                $ 1.00        0.02           (0.02)            - (d)   $ 1.00      1.82%    $103,281
2001                                  1.00        0.05           (0.05)            -         1.00      5.18%     167,593
2000                                  1.00        0.06           (0.06)            -         1.00      5.74%     108,372
1999                                  1.00        0.05           (0.05)            - (d)     1.00      4.67%      86,295
1998 (c)                              1.00        0.03           (0.03)            -         1.00      3.34%     110,561

Institutional Service Shares
--------------------------------------------------------------------------------------------------------------------------
2002                                  1.00        0.02           (0.02)            - (d)     1.00      1.57%      11,657
2001                                  1.00        0.05           (0.05)            -         1.00      4.92%      15,575
2000                                  1.00        0.05           (0.05)            -         1.00      5.48%       7,374
1999                                  1.00        0.04           (0.04)            -         1.00      4.41%      18,369
1998 (c)                              1.00        0.02           (0.02)            -         1.00      2.19%       4,448


DAILY ASSETS GOVERNMENT FUND

Institutional Shares
--------------------------------------------------------------------------------------------------------------------------
2002                                  1.00        0.02           (0.02)            -         1.00      1.97%      25,760
2001                                  1.00        0.05           (0.05)            -         1.00      5.26%      29,100
2000                                  1.00        0.06           (0.06)            -         1.00      5.93%      39,777
1999                                  1.00        0.05           (0.05)            -         1.00      4.92%      28,709
1998 (c)                              1.00        0.01           (0.01)            -         1.00      0.89%      36,095

Institutional Service Shares
--------------------------------------------------------------------------------------------------------------------------
2002                                  1.00        0.02           (0.02)            -         1.00      1.72%       1,753
2001                                  1.00        0.05           (0.05)            -         1.00      5.00%       2,658
2000                                  1.00        0.06           (0.06)            -         1.00      5.66%       3,140
1999                                  1.00        0.05           (0.05)            -         1.00      4.66%       5,775
1998                                  1.00        0.05           (0.05)            -         1.00      5.04%       9,485

Investor Shares
--------------------------------------------------------------------------------------------------------------------------
2002                                  1.00        0.01           (0.01)            -         1.00      1.41%         391
2001                                  1.00        0.05           (0.05)            -         1.00      4.68%         428
2000                                  1.00        0.05           (0.05)            -         1.00      5.35%         442
1999 (c)                              1.00        0.04           (0.04)            - (d)     1.00      4.43%         703




                                            RATIOS/SUPPLEMENTAL DATA
                                       -----------------------------------
                                                    Ratios to
                                              Average Net Assets(a)
                                       -----------------------------------
                                                       Net
                                              Net Investment Gross
Year Ended August 31,                  Expenses     Income     Expenses(b)
---------------------------------------------------------------------
DAILY ASSETS TREASURY OBLIGATIONS FUND

Institutional Shares
---------------------------------------------------------------------
2002                                      0.20%    1.86%       0.29%
2001                                      0.20%    4.91%       0.29%
2000                                      0.20%    5.65%       0.33%
1999                                      0.20%    4.58%       0.32%
1998 (c)                                  0.20%    5.41%       0.47%

Institutional Service Shares
---------------------------------------------------------------------
2002                                      0.45%    1.59%       0.71%
2001                                      0.45%    4.62%       0.70%
2000                                      0.45%    5.25%       0.78%
1999                                      0.45%    4.34%       0.89%
1998 (c)                                  0.45%    5.16%       1.53%


DAILY ASSETS GOVERNMENT FUND

Institutional Shares
---------------------------------------------------------------------
2002                                      0.20%    1.97%       0.71%
2001                                      0.20%    5.24%       0.57%
2000                                      0.20%    5.78%       0.65%
1999                                      0.20%    4.81%       0.61%
1998 (c)                                  0.20%    5.26%       0.69%

Institutional Service Shares
---------------------------------------------------------------------
2002                                      0.45%    1.87%       2.09%
2001                                      0.45%    4.95%       1.31%
2000                                      0.45%    5.44%       1.37%
1999                                      0.45%    4.57%       1.15%
1998                                      0.46%    4.93%       0.91%

Investor Shares
---------------------------------------------------------------------
2002                                      0.75%    1.31%       5.07%
2001                                      0.75%    4.62%       5.93%
2000                                      0.75%    5.12%       4.28%
1999 (c)                                  0.75%    4.25%       5.45%


(a)  All ratios for periods less than a year are annualized.

(b) The ratio of Gross Expenses to Average Net Assets reflect the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.

(c)  See Note 1 for dates of commencement of operations.

(d)  Less than $0.01 per share.



See Notes to Financial Statements.       6                          FORUM FUNDS

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SELECTED DATA FOR A SINGLE SHARE
                       -----------------------------------------------------------------------------
                                   Beginning                                                  Ending               Net
                                      Net                                                      Net              Assets at
                                     Asset                    Distributions   Distributions   Asset               End of
                                     Value        Net           from Net        from Net      Value               Period
                                      Per      Investment      Investment       Realized       Per     Total      (000's
Year Ended August 31,                Share       Income          Income           Gains       Share    Return    Omitted)
--------------------------------------------------------------------------------------------------------------------------
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

Institutional Shares
------------------------------------------------------------------------------------------------------------------------
2002                               $ 1.00         0.02           (0.02)            - (d)    $ 1.00      2.17%  $ 51,620
2001                                 1.00         0.05           (0.05)            - (d)      1.00      5.34%    56,093
2000                                 1.00         0.06           (0.06)            - (d)      1.00      5.94%    34,909
1999                                 1.00         0.05           (0.05)            -          1.00      4.98%    26,627
1998 (c)                             1.00         0.03           (0.03)            -          1.00      3.24%    15,352

Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------
2002                                 1.00         0.02           (0.02)            - (d)      1.00      1.91%    57,520
2001                                 1.00         0.05           (0.05)            - (d)      1.00      5.08%    46,764
2000                                 1.00         0.06           (0.06)            - (d)      1.00      5.68%    57,347
1999                                 1.00         0.05           (0.05)            -          1.00      4.72%    22,328
1998 (c)                             1.00         0.02           (0.02)            -          1.00      2.22%     2,390

Investor Shares
------------------------------------------------------------------------------------------------------------------------
2002                                 1.00         0.01           (0.01)            - (d)      1.00      1.46%       562
2001                                 1.00         0.05           (0.05)            - (d)      1.00      4.61%       364
2000                                 1.00         0.05           (0.05)            - (d)      1.00      5.21%       406
1999                                 1.00         0.04           (0.04)            -          1.00      4.32%        11
1998 (c)                             1.00         0.02           (0.02)            -          1.00      0.35%        10

DAILY ASSETS CASH FUND

Institutional Shares
------------------------------------------------------------------------------------------------------------------------
2002                                 1.00         0.02           (0.02)            - (d)      1.00      2.13%    35,199
2001                                 1.00         0.05           (0.05)            -          1.00      5.50%    56,263
2000                                 1.00         0.06           (0.06)            -          1.00      6.05%    42,165
1999                                 1.00         0.05           (0.05)            -          1.00      5.07%    38,926
1998 (c)                             1.00         0.03           (0.03)            -          1.00      2.70%    28,396

Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------
2002                                 1.00         0.02           (0.02)            - (d)      1.00      1.87%    49,965
2001                                 1.00         0.05           (0.05)            -          1.00      5.23%    54,475
2000                                 1.00         0.06           (0.06)            -          1.00      5.78%    52,428
1999                                 1.00         0.05           (0.05)            - (d)      1.00      4.81%    58,661
1998                                 1.00         0.05           (0.05)            -          1.00      5.34%     5,235

Investor Shares
------------------------------------------------------------------------------------------------------------------------
2002                                 1.00         0.01           (0.01)            - (d)      1.00      1.41%       681
2001                                 1.00         0.05           (0.05)            -          1.00      4.76%       585
2000                                 1.00         0.05           (0.05)            -          1.00      5.31%     4,333
1999                                 1.00         0.04           (0.04)            -          1.00      4.40%       458
1998 (c)                             1.00         0.02           (0.02)            -          1.00      0.37%        10


                                             RATIOS/SUPPLEMENTAL DATA
                                       -----------------------------------
                                                    Ratios to
                                              Average Net Assets(a)
                                       -----------------------------------
                                                       Net
                                          Net       Investment    Gross
Year Ended August 31,                   Expenses     Income     Expenses(b)
--------------------------------------------------------------------------
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

Institutional Shares
--------------------------------------------------------------------------
2002                                      0.20%        2.16%       0.32%
2001                                      0.20%        5.18%       0.32%
2000                                      0.20%        5.83%       0.37%
1999                                      0.20%        4.85%       0.40%
1998 (c)                                  0.20%        5.43%       0.74%

Institutional Service Shares
--------------------------------------------------------------------------
2002                                      0.45%        1.93%       0.62%
2001                                      0.45%        5.04%       0.62%
2000                                      0.45%        5.67%       0.70%
1999                                      0.45%        4.54%       0.80%
1998 (c)                                  0.45%        5.16%       2.13%

Investor Shares
--------------------------------------------------------------------------
2002                                      0.90%        1.37%       4.48%
2001                                      0.90%        4.48%       5.46%
2000                                      0.90%        5.33%       6.24%
1999                                      0.84%        4.24%     148.94%
1998 (c)                                  0.78%        5.06%     766.21%

DAILY ASSETS CASH FUND

Institutional Shares
--------------------------------------------------------------------------
2002                                      0.20%        2.20%       0.31%
2001                                      0.20%        5.20%       0.31%
2000                                      0.20%        5.93%       0.34%
1999                                      0.20%        4.93%       0.35%
1998 (c)                                  0.20%        5.46%       0.68%

Institutional Service Shares
--------------------------------------------------------------------------
2002                                      0.45%        1.87%       0.63%
2001                                      0.45%        5.14%       0.62%
2000                                      0.45%        5.61%       0.66%
1999                                      0.45%        4.59%       0.70%
1998                                      0.46%        5.22%       0.90%

Investor Shares
--------------------------------------------------------------------------
2002                                      0.90%        1.47%       3.81%
2001                                      0.90%        4.79%       3.37%
2000                                      0.90%        5.58%       1.84%
1999                                      0.90%        4.13%       9.24%
1998 (c)                                  0.78%        5.25%     709.02%


(a)   All ratios for periods less than a year are annualized.

(b) The ratio of Gross Expenses to Average Net Assets reflect the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.

(c)   See Note 1 for dates of commencement of operations.

(d)   Less than $0.01 per share.


See Notes to Financial Statements.       7                          FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has 23 active investment portfolios. These financial statements relate to Daily Assets Treasury
Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (each a "Fund"), each a diversified series of the Trust. The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund (except Daily Assets Treasury Obligations Fund) currently is authorized to issue three classes of shares: Institutional Shares, Institutional Service Shares, and Investor Shares. Daily Assets Treasury Obligations Fund is authorized to issue two classes of shares: Institutional Shares and Institutional Service Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding:

         Daily Assets Treasury Obligations Fund (Institutional Shares)                    January 22, 1998
         Daily Assets Treasury Obligations Fund (Institutional Service Shares)               April 1, 1998
         Daily Assets Government Fund (Institutional Shares)                                  July 1, 1998
         Daily Assets Government Fund (Institutional Service Shares)                          July 1, 1992
         Daily Assets Government Fund (Investor Shares)                                 September 29, 1998
         Daily Assets Government Obligations Fund (Institutional Shares)                  January 30, 1998
         Daily Assets Government Obligations Fund (Institutional Service Shares)            March 30, 1998
         Daily Assets Government Obligations Fund (Investor Shares)                         August 6, 1998
         Daily Assets Cash Fund (Institutional Shares)                                      March 13, 1998
         Daily Assets Cash Fund (Institutional Service Shares)                             October 1, 1996
         Daily Assets Cash Fund (Investor Shares)                                           August 6, 1998

MASTER-FEEDER ARRANGEMENT - Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. Each portfolio directly acquires securities and a Fund investing in the Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in a Portfolio as a partnership investment and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of August 31, 2002, the percentage of Treasury Cash Portfolio owned by Daily Assets Treasury Obligations Fund was 42.4%; the Daily Assets Government Fund owned substantially all the interests of Government Portfolio; the percentage of Government Cash Portfolio owned by Daily Assets Government Obligations Fund was 28.8%; and the percentage of Cash Portfolio owned by Daily Assets Cash Fund was 7.5%.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION - Generally, each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust, which are included elsewhere in this report.


                                       8                             FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSES - Each Fund records daily its pro rata share of the corresponding Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

ORGANIZATION COSTS - The costs incurred by Daily Assets Treasury Obligations Fund and Daily Assets Government Obligations Fund in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five-year period beginning with the commencement of the Funds' operations.

CLASS SPECIFIC EXPENSES - Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Trust's Board. Institutional Service Shares and Investor Shares incur shareholder servicing fees and Investor Shares also incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES - Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of August 31, 2002, Daily Assets Government Fund had capital loss carryovers available to offset future capital gains in the amounts of $19,022 expiring in August 2006; $986 expiring in August 2007; $3,602 expiring in August 2008; and $632 expiring in August 2009.

For tax purposes, as of August 31, 2002, Daily Assets Government Fund also has a deferred post-October capital loss of $2. This loss will be recognized for tax purposes on the first day of the following tax year.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations of distributions made by the Fund.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio at an annual rate of 0.05% of the Portfolio's average daily net assets. For the period ended August 31, 2002, the Funds did not directly incur investment advisory fees.

ADMINISTRATOR - The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund a fee at an annual rate of 0.05% of the average daily net assets of each share class.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for each Fund is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.05%, 0.10% and 0.25% of the Fund's average daily net assets attributable to the Institutional Shares, Institutional Service Shares and Investor Shares of each Fund, respectively, plus certain account fees and out-of-pocket expenses. In addition, FSS is paid an annual fee of $12,000 per share class.

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan with respect to Institutional Service Shares and Investor Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets attributable to the Institutional Service Shares and Investor Shares of each Fund. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers who hold Institutional Service Shares or Investor Shares.


                                       9                             FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002
--------------------------------------------------------------------------------

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to the Investor Shares under which the Trust pays FFS a distribution fee at an annual rate of up to 0.15% of the average daily net assets of the Investor Shares of Daily Assets Government Fund and up to 0.50% of the average daily net assets of the Investor Shares of each other Fund. The Board's approval of the plan, however, was subject to the condition that FFS would not charge a distribution fee at an annual rate of more than 0.30% of the average daily net assets of each Fund (except Daily Assets Government Fund) without seeking further Board approval. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares. The plan obligates the Funds to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Funds. For its accounting services, FAcS receives a monthly base fee per Fund of $1,000, plus $1,000 per month for each additional share class.

Certain Trustees and Officers of the Trust are Trustees or Officers of the above companies.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

FAdS, FSS, FFS and FAcS have voluntarily waived a portion of their fees and FAdS has also assumed certain expenses of the Funds. For the period ended August 31, 2002, fees waived and expenses reimbursed were as follows:

                                                           TRANSFER   SHAREHOLDER                            REIMBURSED
                                           ADMINISTRATION    AGENT     SERVICES   DISTRIBUTION  ACCOUNTING    EXPENSES      TOTAL
                                           --------------  --------   ----------- ------------  ----------   ----------  -----------
Daily Assets Treasury Obligations Fund        $ 76,925    $ 23,595   $ 15,404      $     -      $ 25,900     $ 13,457   $  155,281
Daily Assets Government Fund                    14,535      53,535      5,875          847        37,900       16,126      128,818
Daily Assets Government Obligations Fund        53,743      61,925      11,630           5        37,900        6,088      171,291
Daily Assets Cash Fund                          45,948      60,596      19,674       1,175        37,900        1,698      166,991

NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                            UNDISTRIBUTED ORDINARY INCOME
                                            -----------------------------
Daily Assets Treasury Obligations Fund            $  168,633
Daily Assets Government Fund                          54,529
Daily Assets Government Obligations Fund             118,667
Daily Assets Cash Fund                                44,768

The tax character of distributions paid during 2002 and 2001 was as follows:

                                                    ORDINARY INCOME
                                              --------------------------
                                                  2002          2001
                                               ----------    ----------
Daily Assets Treasury Obligations Fund        $ 2,857,503  $ 8,565,789
Daily Assets Government Fund                      559,024    2,027,600
Daily Assets Government Obligations Fund        2,169,259    4,953,554
Daily Assets Cash Fund                          2,118,693    5,329,093


                                      10                             FORUM FUNDS

--------------------------------------------------------------------------------

TAX INFORMATION AND TRUSTEES AND OFFICERS
AUGUST 31, 2002 (unaudited)
--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

INCOME DIVIDENDS - All the income dividends paid by each Fund for the tax year ended August 31, 2002, were ordinary income for federal tax purposes.

CAPITAL GAIN DIVIDENDS - There were no long-term capital gain dividends paid by the Funds for the tax year ended August 31, 2002.

TRUSTEES AND OFFICERS OF THE TRUST

----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                                                                             FUND COMPLEX
                               POSITION      LENGTH OF     PRINCIPAL OCCUPATION(S) DURING     OVERSEEN BY
                               WITH THE    TIME SERVED 1            PAST 5 YEARS               TRUSTEE 2       OTHER DIRECTORSHIPS
           NAME,                 TRUST                                                                          HELD BY TRUSTEES
      AGE AND ADDRESS
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
INTERESTED TRUSTEES
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
John Y. Keffer 3              Chairman/    1989-Present   Member   and   Director,   Forum            29     Chairman/President,
Born:  July 15, 1942          President                   Financial  Group,  LLC (a mutual                   Monarch Funds
Two Portland Square                                       fund services holding company)                     and Core Trust
Portland, ME 04101                                        Director,  various affiliates of                   (Delaware) Trustee,
                                                          Forum   Financial   Group,   LLC                   The Cutler Trust
                                                          including  Forum Fund  Services,
                                                          LLC (Trust's underwriter)
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
DISINTERESTED TRUSTEES
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
Costas Azariadis              Trustee      1989-Present   Professor of Economics,                     27              None
Born:  February 15, 1943                                  University of California-Los
Department of Economics                                   Angeles
University of California                                  Visiting Professor of
Los Angeles, CA 90024                                     Economics, Athens University of
                                                          Economics and Business 1998 -
                                                          1999
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
James C. Cheng                Trustee      1989-Present   President, Technology Marketing            27               None
Born:  July 26, 1942                                      Associates
27 Temple Street                                          (marketing company for small-
Belmont, MA 02478                                         and medium-sized businesses in
                                                          New England)
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
J. Michael Parish             Trustee      1989-Present   Partner,  Wolfe,  Block,  Schorr           27               None
Born:  November 9, 1943                                   and Solis-Cohen,  LLP (law firm)
250 Park Avenue                                           since 2002
New York, NY 10177                                        Partner,  Thelen  Reid &  Priest
                                                          LLP (law firm) 1995 - 2002
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------

1 Each Trustee and Officer holds office until he or she resigns, is removed, or a successor is elected and qualified.

2 The Fund Complex includes the Trust and four other investment companies for which Forum Financial Group of companies provide services.

3    John  Y.   Keffer   indirectly   controls   the   entities   that   provide
     administration,   distribution,   fund  accounting,   transfer  agency  and
     custodial services to the Trust. Mr. Keffer also indirectly  controls Forum
     Investment Advisors, LLC, the investment adviser to certain Trust series.


                                      11                             FORUM FUNDS



--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS
AUGUST 31, 2002 (unaudited)
--------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                                              PORTFOLIOS IN
                               POSITION                                                       FUND COMPLEX
           NAME,               WITH THE       LENGTH OF     PRINCIPAL OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS
      AGE AND ADDRESS            TRUST      TIME SERVED 1             PAST 5 YEARS                TRUSTEE         HELD BY TRUSTEES
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
OFFICERS
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
Thomas G. Sheehan             Vice          2000-Present  Director of Business                     N/A               N/A
Born:  July 17, 1954          President/                  Development, Forum Financial
Two Portland Square           Assistant                   Group, LLC since 2001
Portland, ME 04101            Secretary                   Managing Director and Counsel,
                                                          Forum Financial Group, LLC 1993
                                                          - 2001
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
Lisa J. Weymouth              Vice          2001-Present  Director and Manager, Forum              N/A                N/A
Born: May 4, 1968             President/                  Shareholder Services, LLC
Two Portland Square           Assistant                   (transfer agent)
Portland, ME 04101            Secretary                   Director, Forum Administrative
                                                          Services, LLC (mutual fund
                                                          administrator) since 2001
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
Stacey E. Hong                Treasurer    2002-Present   Director, Forum Accounting               N/A                N/A
Born:  May 10, 1966                                       Services, LLC since 1998, with
Two Portland Square                                       which he has been associated
Portland, ME 04101                                        since 1992
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
Leslie K. Klenk               Secretary    1998-Present   Counsel, Forum Financial Group,          N/A                N/A
Born:  August 24, 1964                                    LLC since 1998
Two Portland Square                                       Associate General Counsel,
Portland, ME 04101                                        Smith Barney Inc. (brokerage
                                                          firm) 1993 - 1998
                                                          Secretary, Core Trust (Delaware)
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------

1 Each Trustee and Officer holds office until he or she resigns, or a successor is elected and qualified.

The Statement of Additional Information ("SAI") contains additional information about the Trust's Trustees. The SAI is available without charge by contacting the Fund at (800) 94 FORUM.


                                       12                            FORUM FUNDS

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


The Board of Trustees and Interestholders
Core Trust (Delaware)

We have audited the accompanying statements of assets and liabilities of Treasury Cash Portfolio, Government Portfolio, Cash Portfolio, and Government Cash Portfolio, each a series of Core Trust (Delaware) (the Portfolios), including the schedules of investments, as of August 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, and Cash Portfolio, as of
August 31, 2002, the results of their operations, the changes in their net assets, and the financial highlights for each of the years or periods described above, in conformity with accounting principles generally accepted in the United States of America.


                                       [KPMG LOGO]


Boston, Massachusetts
October 4, 2002


                                       13                           FORUM FUNDS

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - TREASURY CASH PORTFOLIO
AUGUST 31, 2002
--------------------------------------------------------------------------------

      FACE                     SECURITY
     AMOUNT                  DESCRIPTION                         VALUE
----------------- ----------------------------------------- ----------------

 U.S. TREASURY BILLS (A) - 71.6%
    $105,000,000  1.65%, 9/5/02                                $104,980,751
      40,000,000  1.85%, 11/7/02                                 39,862,278
      50,000,000  1.72%, 1/2/03                                  49,706,167
                                                             ---------------
 Total U.S. Treasury Bills                                      194,549,196
                                                             ---------------

 REPURCHASE AGREEMENTS - 27.8%
      42,000,000  Bear Stearns & Company, Inc., 1.82%,
                  9/3/02, to be repurchased at  $42,008,493;
                  collateralized by various U.S.
                  Treasury Obligations                           42,000,000
      33,550,000  Deutsche Bank AG, 1.83%, 9/3/02, to be
                  repurchased at $33,556,822; collateralized
                  by various U.S. Treasury Obligations
                                                                 33,550,000
                                                             ---------------
 Total Repurchase Agreements                                     75,550,000
                                                             ---------------


     SHARES
-----------------
 SHORT-TERM INVESTMENT - 0.6%
       1,547,000  Dreyfus Treasury Cash Management
                  Fund                                            1,547,000
                                                             ---------------

 Total Investments at Amortized Cost - 100.0%                  $271,646,196
 Other Assets and Liabilities, Net - 0.0%                            17,894
                                                             ---------------
 Total Net Assets - 100.0%                                     $271,664,090
                                                             ===============

 (A) Annualized yields at time of purchase.



See Notes to Financial Statements.       14                          FORUM FUNDS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - GOVERNMENT PORTFOLIO
AUGUST 31, 2002
--------------------------------------------------------------------------------

     FACE                    SECURITY
    Amount                  Description                        Value
---------------  ----------------------------------------  ----------------

 U.S. GOVERNMENT SECURITIES - 95.1%

 FEDERAL FARM CREDIT BANK - DISCOUNT NOTES (A) - 3.7%
    $1,030,000   1.69%, 9/18/02                               $ 1,029,178
                                                           ----------------

 FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A) - 91.4%
     1,000,000   1.67%, 9/6/02                                    999,772
     1,500,000   1.73%, 9/11/02                                 1,499,291
     1,000,000   1.75%, 9/18/02                                   999,188
     2,888,000   1.70%, 9/25/02                                 2,884,727
     2,785,000   1.89%, 10/23/02                                2,777,559
     4,700,000   1.62%, 10/28/02                                4,688,168
     1,000,000   1.78%, 12/11/02                                  995,118
     1,350,000   1.79%, 12/20/02                                1,342,782
     1,000,000   1.78%, 12/27/02                                  994,346
     4,400,000   1.76%, 1/2/03                                  4,374,171
     3,000,000   1.79%, 1/8/03                                  2,981,188
     1,000,000   1.76%, 1/29/03                                   992,835
                                                          ----------------
 Total Federal Home Loan Bank - Discount Notes                 25,529,145
                                                          ----------------
 Total U.S. Government Securities                              26,558,323
                                                          ----------------

    SHARES
---------------
 SHORT-TERM INVESTMENT - 4.9%
     1,377,980   Dreyfus Treasury Prime Cash
                 Management Fund, "A", 1.62%                    1,377,980
                                                          ----------------
 Total Investments at Amortized Cost - 100.0%                $ 27,936,303
 Other Assets and Liabilities, Net - 0.0%                             262
                                                          ----------------
 Total Net Assets - 100.0%                                   $ 27,936,565
                                                          ================

 (A) Annualized yields at time of purchase.



See Notes to Financial Statements.       15                          FORUM FUNDS

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - GOVERNMENT CASH PORTFOLIO
AUGUST 31, 2002
--------------------------------------------------------------------------------

     FACE                    SECURITY                                  FACE                   SECURITY
    AMOUNT                  DESCRIPTION                VALUE          AMOUNT                 DESCRIPTION                  VALUE
----------------  ------------------------------------------------ -------------- ---------------------------------- ---------------

U.S. GOVERNMENT SECURITIES - 67.9%                                 SMALL BUSINESS ADMINISTRATION (B)
                                                                     $2,074,611  Pool #504074, 2.25%, 2/25/23           $ 2,074,611
                                                                        758,615  Pool #504203, 2.38%, 7/25/13               759,849
FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A) - 18.0%                   1,215,096  Pool #504269, 2.38%, 5/25/15             1,217,098
   $20,000,000    2.06%, 11/22/02                   $ 19,910,667        481,870  Pool #504345, 2.38%, 5/25/18               481,870
    25,000,000    1.89%, 12/4/02                      24,882,445      3,361,267  Pool #504366, 2.13%, 2/25/24             3,359,064
    24,000,000    1.79%, 12/27/02                     23,865,834      7,755,936  Pool #504719, 2.38%, 7/25/24             7,755,936
                                                 ----------------     3,247,628  Pool #504727, 2.38%, 9/25/24             3,247,628
Total Federal Home Loan Bank - Discount Notes         68,658,946      5,368,383  Pool #504765, 2.38%, 10/25/09            5,356,409
                                                 ----------------     4,283,759  Pool #504769, 2.38%, 10/25/24            4,283,759
                                                                      1,861,752  Pool #505204, 2.50%, 9/25/25             1,861,303
FEDERAL NATIONAL MORTGAGE ASSOCIATION - DISCOUNT NOTES (A) - 34.0%    2,064,627  Pool #505205, 2.56%, 9/25/07             2,064,277
    30,000,000   2.07%, 10/9/02                       29,939,400                                                    ---------------
    50,000,000   1.81%, 12/11/02                      49,756,625   Total Small Business Administration                   60,417,532
    10,000,000   1.71%, 1/22/03                        9,931,850                                                    ---------------
    40,000,000   1.82%, 2/5/03                        39,694,308   Total U.S. Government Securities                     258,398,661
                                                 ----------------                                                   ---------------

Total Federal National Mortgage Association -        129,322,183   REPURCHASE AGREEMENTS  - 29.2%
Discount Notes                                   ----------------    50,000,000  Bear, Stearns & Co., Inc., 1.73%, 9/13/02
                                                                                 to be repurchased at $50,086,500;
SMALL BUSINESS ADMINISTRATION (B) - 15.9%                                        collateralized by various U.S.
       362,713   Pool #501077, 3.25%, 11/25/14           362,713                 Government Agency Securities            50,000,000
       667,428   Pool #501308, 3.25%, 10/25/15           667,428     41,210,000  Bear, Stearns & Co., Inc., 1.90%, 9/3/02
     1,093,871   Pool #501543, 3.13%, 7/25/16          1,093,871                 to be repurchased at $41,218,700;
       213,430   Pool #501690, 2.88%, 12/25/16           213,430                 collateralized by various U.S.
       438,664   Pool #501898, 3.00%, 7/25/17            438,664                 Government Agency Securities            41,210,000
     2,576,773   Pool #502150, 2.75%, 2/25/18          2,593,972     20,000,000  Salomon Smith Barney, 1.77%, 9/3/02,
       106,111   Pool #502161, 2.75%, 2/25/18            106,111                 to be repurchased at $20,007,867;
       795,730   Pool #502208, 2.75%, 2/25/18            798,188                 collateralized by various U.S.
       153,311   Pool #502306, 2.75%, 2/25/18            153,311                 Government Agency Securities            20,000,000
       174,120   Pool #502613, 2.75%, 4/25/19            174,120                                                   ----------------
       426,021   Pool #503058, 2.63%, 7/25/15            426,021   Total Repurchase Agreements                          111,210,000
       870,199   Pool #503082, 2.63%, 9/25/20            870,199                                                   ----------------
       300,563   Pool #503120, 2.63%, 10/25/20           300,563
       211,142   Pool #503121, 2.63%, 9/25/15            211,142       SHARES
     3,806,667   Pool #503152, 2.38%, 11/25/20         3,806,667   --------------
       429,206   Pool #503232, 2.38%, 12/25/15           429,206   SHORT-TERM INVESTMENT - 2.3%
       353,873   Pool #503278, 2.38%, 2/25/21            353,897        8,947,000  Dreyfus Government Cash                8,947,000
       821,491   Pool #503431, 2.50%, 7/25/21            821,731                   Management Fund                 ----------------
     1,283,387   Pool #503461, 2.50%, 9/25/21          1,283,753   Total Investments at Amortized Cost - 99.4%       $ 378,555,661
       285,041   Pool #503472, 2.50%, 8/25/21            285,041   Other Assets and Liabilities, Net - 0.6%              2,170,629
       395,464   Pool #503553, 2.38%, 11/25/21           394,738                                                   ----------------
     3,045,875   Pool #503614, 2.38%, 1/25/22          3,045,875   Net Assets - 100.0%                               $ 380,726,290
     1,283,817   Pool #503671, 2.38%, 3/25/22          1,283,817                                                   ================
       643,958   Pool #503754, 2.38%, 5/25/22            643,958
        67,198   Pool #503780, 2.38%, 3/25/22             67,258   (A) Annualized yields at time of purchase.
     2,075,167   Pool #503882, 2.25%, 9/25/22          2,073,484   (B) Certain securities are deemed to have a maturity remaining
       261,540   Pool #503892, 2.38%, 7/25/22            261,645       until the next adjustment of the interest rate, or the longer
     2,163,052   Pool #503909, 2.25%, 10/25/22         2,162,264       of the demand period or time to the next readjustment. The
     1,305,702   Pool #504015, 2.25%, 1/25/23          1,305,497       interest rates shown reflect the rate in effect on August 31,
     1,327,164   Pool #504062, 2.25%, 2/25/23          1,327,164       2002.

See Notes to Financial Statements.       16                          FORUM FUNDS



--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - CASH PORTFOLIO
 AUGUST 31, 2002
--------------------------------------------------------------------------------

      FACE                   SECURITY                                  FACE                  SECURITY
     Amount                 Description                Value          Amount               Description                   Value
----------------- -------------------------------- -------------- --------------  -------------------------------  -----------------

 U.S. GOVERNMENT SECURITIES - 25.7%                               CORPORATE NOTES (B) - 5.2%
                                                                   $ 25,000,000   Bear, Stearns & Co., Inc., 1.89%,
 FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A) - 5.2%                               9/24/02                               $25,000,000
    $ 60,000,000  1.81%, 1/8/03                      $59,626,409     25,000,000   Bear, Stearns & Co., Inc., 1.88%,
                                                   --------------                 7/31/03                                25,000,000
                                                                      9,750,000   International Lease Finance
 FEDERAL HOME LOAN MORTGAGE CORPORATION - DISCOUNT NOTES (A) - 7.3%               Corp., 2.11%, 1/9/03                    9,756,605
                                                                                                                   -----------------
      49,391,000  1.78%, 1/30/03                      49,035,302   Total Corporate Notes                                 59,756,605
                                                                                                                   -----------------
      35,160,000  1.79%, 3/14/03                      34,833,717
                                                   --------------  REPURCHASE AGREEMENTS - 33.2%
                                                      83,869,019     50,000,000   Banc of America Corp., 1.86%,
                                                   --------------                 9/3/02, to be repurchased at
                                                                                  $50,010,333; collateralized by various
 FEDERAL NATIONAL MORTGAGE ASSOCIATION - DISCOUNT NOTES (A) - 11.2%               U.S. Government Agency Securities      50,000,000
      50,000,000  1.89%, 12/04/02                     49,763,612     70,000,000   Bear, Stearns & Co., Inc., 1.73%,
      40,000,000  1.79%, 12/18/02                     39,793,889                  9/13/02, to be repurchased at
      39,100,000  1.79%, 1/23/03                      38,830,102                  $70,121,100; collateralized by various
                                                   --------------                 U.S.Government Agency Securities       70,000,000
                                                     128,387,603     30,000,000   Bear, Stearns & Co., Inc., 1.77%,
                                                   --------------                 9/3/02, to be repurchased at
                                                                                  $30,011,800; collateralized by various
 SMALL BUSINESS ADMINISTRATION (B) - 2.0%                                         U.S.Government Agency Securities
         101,471  Pool #500536, 3.75%, 5/25/13           101,471                  Securities                             30,000,000
          82,091  Pool #500730, 4.63%, 2/25/04            82,091     96,300,000   Bear, Stearns & Co., Inc., 1.90%,
         442,028  Pool #501733, 2.75%, 2/25/17           444,919                  9/3/02, to be repurchased at
         586,076  Pool #501989, 2.88%, 10/25/12          586,422                  $96,320,330; collateralized by various
          82,573  Pool #502914, 2.75%, 3/25/15            82,573                  U.S. Government Agency Securities      96,300,000
         844,568  Pool #503121, 2.63%, 9/25/15           844,568     35,000,000   Goldman Sachs & Co., 1.86%, 9/3/02,
         806,862  Pool #503429, 2.50%, 6/25/16           806,862                  to be repurchased at $35,007,233;
         320,847  Pool #503461, 2.50%, 9/25/21           320,948                  collateralized by various U.S.
       1,456,950  Pool #503553, 2.38%, 11/25/21        1,453,767                  Government Agency Securities           35,000,000
         965,938  Pool #503754, 2.38%, 5/25/22           965,938     50,000,000   Salomon Smith Barney, 1.77%,
       1,983,110  Pool #503882, 2.25%, 9/25/22         1,981,492                  9/3/02, to be repurchased at
       2,652,754  Pool #503912, 2.25%, 10/25/22        2,651,515                  $50,019,667; collateralized by
       2,494,433  Pool #504015, 2.25%, 1/25/23         2,493,947                  various U.S. Government Agency
      10,590,487  Pool #504366, 2.13%, 2/25/24        10,583,499                  Securities                             50,000,000
                                                   --------------    50,000,000   Salomon Smith Barney, 1.82%,
 Total Small Business Administration                  23,400,012                  9/30/02, to be repurchased at
                                                   --------------                 $50,265,417; collateralized by
 Total U.S. Government Securities                    295,283,043                  various U.S. Government Agency
                                                   --------------                 Securities                             50,000,000
                                                                                                                   -----------------
 COMMERCIAL PAPER (A) - 34.6%                                      Total Repurchase Agreements                          381,300,000
      60,000,000  Deutsche Bank Financial, Inc.,                                                                   -----------------
                  1.86%, 9/30/02                      59,918,100
      30,000,000  Edison Asset Security,2.17%,10/9/02 29,936,400      SHARES
      46,536,000  Enterprise Funding Corp., 1.80%,                 --------------
                  9/12/02                             46,515,059   SHORT-TERM INVESTMENT - 1.2%
                                                                     13,923,000   Dreyfus Cash Management Fund           13,923,000
      50,000,000  General Electric Capital Corp., 1.89%,                                                           -----------------

                  12/11/02                            49,745,625   Total Investments at Amortized Cost - 99.9%      $ 1,147,039,245
      60,000,000  Goldman Sachs & Co., 2.24%, 11/4/02 59,774,734   Other Assets and Liabilities, Net - 0.1%                 794,431
                                                                                                                   -----------------
      25,000,000  International Lease Finance Corp.,               Net Assets - 100.0%                              $ 1,147,833,676
                  1.93%, 10/7/02                      24,955,375                                                   =================
      25,000,000  International Lease Finance Corp.,

                  1.99%, 11/6/02                      24,913,778   (A) Annualized yields at time of purchase.
      50,000,000  UBS Finance, Inc., 1.78%, 9/4/02    49,997,528
      26,025,000  Windmill Funding Corp., 1.75%,      26,022,470   (B) Certain securities are deemed to have a maturity remaining
                  9/5/02                                               until the next adjustment of the interest rate, or the longer
      25,000,000  Windmill Funding Corp., 1.78%,      24,997,528       of the demand period or time to the next readjustment.  The
                  9/5/02                           --------------      interest rates shown reflect the rate in effect on August 31,
     Total Commercial Paper                          396,776,597       2002.
                                                   --------------


See Notes to Financial Statements.       17                          FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES - PORTFOLIOS
AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                             TREASURY                              GOVERNMENT
                                                               CASH             GOVERNMENT            CASH               CASH
                                                             PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                         ------------------  -----------------  ------------------ -----------------

ASSETS
  Investments (Note 2)
  Securities at amortized cost                               $ 196,096,196       $ 27,936,303      $ 267,345,661      $ 765,739,245
  Repurchase agreements at amortized cost                       75,550,000                  -        111,210,000        381,300,000
                                                         ------------------  -----------------  ------------------ -----------------

  Total investments, at amortized cost                         271,646,196         27,936,303        378,555,661      1,147,039,245
                                                         ------------------  -----------------  ------------------ -----------------

  Cash                                                              39,274                435             15,872             14,930
  Interest and other receivables                                     7,817              1,780          2,179,198            858,037
  Prepaid expenses                                                   7,624                522             16,165             26,811
                                                         ------------------  -----------------  ------------------ -----------------
Total Assets                                                   271,700,911         27,939,040        380,766,896      1,147,939,023
                                                         ------------------  -----------------  ------------------ -----------------

LIABILITIES
  Payable to Adviser (Note 3)                                        9,534                  -             12,224             33,361
  Payable to Administrator (Note 3)                                 13,686                  -             17,548             47,890
  Payable to Custodian (Note 3)                                      5,999                512              8,091             22,596
  Accrued expenses and other liabilities                             7,602              1,963              2,743              1,500
                                                        ------------------  -----------------  ------------------ ------------------
Total Liabilities                                                   36,821              2,475             40,606            105,347
                                                        ------------------  -----------------  ------------------ ------------------

NET ASSETS                                                   $ 271,664,090       $ 27,936,565      $ 380,726,290     $1,147,833,676
                                                        ==================  =================  ==================  =================


See Notes to Financial Statements.       18                          FORUM FUNDS



--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS - PORTFOLIOS
YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                              TREASURY                             GOVERNMENT
                                                                CASH            GOVERNMENT            CASH               CASH
                                                              PORTFOLIO           PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                          -----------------   ----------------   ----------------  -----------------
INVESTMENT INCOME
  Interest income                                              $ 7,982,185          $ 635,164       $ 15,443,311       $ 34,518,605
                                                          -----------------   ----------------   ----------------  -----------------
EXPENSES
  Investment advisory (Note 3)                                     129,768             14,547            210,257            494,099
  Administration (Note 3)                                          192,903             14,547            313,335            733,972
  Custody (Note 3)                                                  73,608              5,475            121,489            278,379
  Accounting (Note 3)                                               57,500             57,500             57,500             57,500
  Professional services                                             21,496             12,197             25,212             50,262
  Trustees                                                           5,613                419              9,316             21,874
  Miscellaneous                                                     20,923                  8              3,041             26,583
                                                          -----------------   ----------------   ----------------  -----------------
Total Expenses                                                     501,811            104,693            740,150          1,662,669
  Fees waived (Note 4)                                                   -            (61,049)                 -                  -
                                                          -----------------   ----------------   ----------------  -----------------
Net Expenses                                                       501,811             43,644            740,150          1,662,669
                                                          -----------------   ----------------   ----------------  -----------------

NET INVESTMENT INCOME                                            7,480,374            591,520         14,703,161         32,855,936

NET REALIZED GAIN ON INVESTMENTS SOLD                                   64                  1             19,168             58,180
                                                          -----------------   ----------------   ----------------  -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $ 7,480,438          $ 591,521       $ 14,722,329       $ 32,914,116
                                                          =================   ================   ================  =================


See Notes to Financial Statements.       19                          FORUM FUNDS



--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS - PORTFOLIOS
YEARS ENDED AUGUST 31, 2001 AND AUGUST 31, 2002
--------------------------------------------------------------------------------
                                                             TREASURY                             GOVERNMENT
                                                               CASH            GOVERNMENT            CASH                CASH
                                                             PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                         ------------------ ------------------ ------------------  -----------------

NET ASSETS - AUGUST 31, 2000                                 $ 467,447,181       $ 43,564,761      $ 756,628,040     $2,028,880,943
----------------------------                             ------------------ ------------------ ------------------  -----------------

Operations
  Net investment income                                         23,907,555          2,047,875         46,819,813        101,598,477
  Net realized gain on investments sold                             30,104              1,733             50,707              9,777
                                                         ------------------ ------------------ ------------------  -----------------
Net Increase in Net Assets from Operations                      23,937,659          2,049,608         46,870,520        101,608,254
                                                         ------------------ ------------------ ------------------  -----------------
Transactions in Investors' Beneficial Interests
  Contributions                                              2,064,933,420         28,192,751      5,512,896,279      2,497,672,921
  Withdrawals                                               (2,079,308,591)       (41,523,194)    (5,781,776,884)    (2,929,833,425)
                                                         ------------------ ------------------ ------------------  -----------------
Net Transactions in Investors' Beneficial Interests            (14,375,171)       (13,330,443)      (268,880,605)      (432,160,504)
                                                         ------------------ ------------------ ------------------  -----------------
Net Increase (Decrease) in Net Assets                            9,562,488        (11,280,835)      (222,010,085)      (330,552,250)
                                                         ------------------ ------------------ ------------------  -----------------
NET ASSETS - AUGUST 31, 2001                                   477,009,669         32,283,926        534,617,955      1,698,328,693
----------------------------                             ------------------ ------------------ ------------------  -----------------

Operations
  Net investment income                                          7,480,374            591,520         14,703,161         32,855,936
  Net realized gain on investments sold                                 64                  1             19,168             58,180
                                                         ------------------ ------------------ ------------------  -----------------
Net Increase in Net Assets from Operations                       7,480,438            591,521         14,722,329         32,914,116
                                                         ------------------ ------------------ ------------------  -----------------
Transactions in Investors' Beneficial Interests
  Contributions                                              1,691,386,210         21,986,037      3,887,574,567      1,911,648,358
  Withdrawals                                               (1,904,212,227)       (26,924,919)    (4,056,188,561)    (2,495,057,491)
                                                         ------------------ ------------------ ------------------  -----------------
Net Transactions in Investors' Beneficial Interests           (212,826,017)        (4,938,882)      (168,613,994)      (583,409,133)
                                                         ------------------ ------------------ ------------------  -----------------
Net Decrease in Net Assets                                    (205,345,579)        (4,347,361)      (153,891,665)      (550,495,017)
                                                         ------------------ ------------------ ------------------  -----------------
NET ASSETS - AUGUST 31, 2002                                 $ 271,664,090       $ 27,936,565      $ 380,726,290     $1,147,833,676
-----------------------------                            ================== ================== ==================  =================


See Notes to Financial Statements.       20                         FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS
AUGUST 31, 2002
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has four diversified investment portfolios, Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio," and collectively, the "Portfolios"). Government Portfolio commenced operations on February 21, 1996 and the other Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Portfolios:

SECURITY VALUATION - Generally, each Portfolio determines its net asset value per share as of 4:00 p.m., Eastern time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS - Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio may invest in repurchase agreements. Each of these Portfolios, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulties with the disposition of any such securities held as collateral.

FEDERAL TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed-through" to the interestholders in proportion to their holdings in the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio at an annual rate of 0.05% of the average daily net assets of the Portfolio.

ADMINISTRATOR - The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of each Portfolio.

PLACEMENT AGENT - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent but receives no fee for this service.


                                       21                           FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS
AUGUST 31, 2002
--------------------------------------------------------------------------------

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. FAcS receives a fee from each Portfolio of $5,000 per month, plus certain additional charges. Prior to January 1, 2002, FAcS received a fee from each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based on the lesser of $4,000 per month or 0.05% of the Portfolio's average annual daily net assets, plus additional charges. Government Portfolio paid a fee of $4,000 per month, plus certain additional charges. Forum Trust, LLC (the "Custodian") serves as Core Trust's custodian and may employ subcustodians. For its services, the Custodian receives a fee at an annual rate of 0.0125% of total Core Trust assets. Prior to April 8, 2002, the Custodian received a fee at an annual rate of 0.025% for the first $1.5 billion of total Core Trust assets; 0.020% of the next $1 billion in total Core Trust assets; and 0.015% of the remaining total Core Trust assets.

Certain Trustees and Officers of the Trust are Trustees or Officers of the above companies.

NOTE 4.  WAIVER OF FEES

For the period ended August 31, 2002, Forum Advisors, FAdS and FAcS voluntarily waived a portion of their fees for Government Portfolio, as follows: investment advisory fees of $14,547, administration fees of $14,547 and accounting fees of $31,955.

NOTE 5.  FINANCIAL HIGHLIGHTS

The ratio of net investment income and expenses to average net assets are listed below. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding applicable fee waivers and reimbursements.

                                                                                 RATIOS TO AVERAGE NET ASSETS
                                                                         --------------------------------------------
                                                                                NET
                                                                            INVESTMENT        NET           GROSS          TOTAL
YEAR ENDED AUGUST 31,                                                         INCOME        EXPENSES       EXPENSES        RETURN
-----------------------------------------------------------------------       ------        --------       --------        ------
Treasury Cash Portfolio
       2002............................................................        1.94%         0.13%          0.13%          1.89%
       2001............................................................        5.09%         0.13%          0.13%          5.25%
       2000............................................................        5.69%         0.13%          0.13%          5.80%
       1999............................................................        4.69%         0.14%          0.14%          4.77%
       1998............................................................        5.34%         0.15%          0.17%          5.50%
Government Portfolio
       2002............................................................        2.03%         0.15%          0.36%          2.02%
       2001............................................................        5.27%         0.15%          0.27%          5.30%
       2000............................................................        5.80%         0.15%          0.31%          5.96%
       1999............................................................        4.85%         0.15%          0.30%          4.95%
       1998............................................................        5.26%         0.15%          0.29%          5.39%
Government Cash Portfolio
       2002............................................................        2.35%         0.12%          0.12%          2.25%
       2001............................................................        5.28%         0.11%          0.11%          5.42%
       2000............................................................        5.85%         0.12%          0.12%          6.01%
       1999............................................................        4.94%         0.12%          0.12%          5.04%
       1998............................................................        5.52%         0.13%          0.13%          5.70%
Cash Portfolio
       2002............................................................        2.24%         0.11%          0.11%          2.22%
       2001............................................................        5.49%         0.11%          0.11%          5.58%
       2000............................................................        6.03%         0.11%          0.11%          6.12%
       1999............................................................        5.00%         0.12%          0.12%          5.14%
       1998............................................................        5.55%         0.13%          0.13%          5.75%


                                       22                            FORUM FUNDS

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS
AUGUST 31, 2002 (unaudited)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                               POSITION                                                       FUND COMPLEX
           NAME,               WITH THE      LENGTH OF     PRINCIPAL OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS
      AGE AND ADDRESS            TRUST     TIME SERVED 1            PAST 5 YEARS               TRUSTEE 2        HELD BY TRUSTEES
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
INTERESTED TRUSTEES
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
John Y. Keffer 3               Chairman/    1994-Present  Member   and   Director,   Forum            29       Chairman/President,
Born:  July 15, 1942           President                  Financial  Group,  LLC (a mutual                     Monarch Funds and
Two Portland Square                                       fund services holding company)                       Forum Funds Trustee,
Portland, ME 04101                                        Director,  various affiliates of                     The Cutler Trust
                                                          Forum   Financial   Group,   LLC
                                                          including  Forum Fund  Services,
                                                          LLC (Trust's underwriter)
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
DISINTERESTED TRUSTEES
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
Costas Azariadis              Trustee      1994-Present   Professor of Economics,                     27              None
Born:  February 15, 1943                                  University of California-Los
Department of Economics                                   Angeles
University of California                                  Visiting Professor of
Los Angeles, CA 90024                                     Economics, Athens University of
                                                          Economics and Business 1998 -
                                                          1999
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
James C. Cheng                Trustee      1994-Present   President, Technology Marketing            27               None
Born:  July 26, 1942                                      Associates
27 Temple Street                                          (marketing company for small-
Belmont, MA 02478                                         and medium-sized businesses in
                                                          New England)
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
J. Michael Parish             Trustee      1994-Present   Partner,  Wolfe,  Block,  Schorr           27               None
Born:  November 9, 1943                                   and Solis-Cohen,  LLP (law firm)
250 Park Avenue                                           since 2002
New York, NY 10177                                        Partner,  Thelen  Reid &  Priest
                                                          LLP (law firm) 1995 - 2002
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------

1 Each Trustee and Officer holds office until he or she resigns, is removed, or a successor is elected and qualified.

2 The Fund Complex includes the Core Trust and four other investment companies for which Forum Financial Group of companies provide services.

3    John  Y.   Keffer   indirectly   controls   the   entities   that   provide
     administration, placement agent, fund accounting, and custodial services to
     Core Trust. Mr. Keffer also indirectly controls Forum Investment  Advisors,
     LLC, the investment adviser to Core Trust's series.


                                      23                             FORUM FUNDS



--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS
AUGUST 31, 2002 (unaudited)
--------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                               POSITION                                                       FUND COMPLEX
           NAME,               WITH THE      LENGTH OF     PRINCIPAL OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS
      AGE AND ADDRESS            TRUST     TIME SERVED 1            PAST 5 YEARS               TRUSTEE 2        HELD BY TRUSTEES
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
OFFICERS
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
Anthony R. Fischer, Jr.       Vice          2000-Present  Portfolio Manager, Forum                N/A                          N/A
Born:  April 15, 1948         President                   Investment Advisors, LLC since
Two Portland Square                                       1998
Portland, ME 04101                                        President, Linden Asset
                                                          Management, Inc. prior to 1998
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
David I. Goldstein            Vice          1994-Present  Director of Business                   N/A                          N/A
Born:  August 3, 1961         President                   Development, Forum Financial
Two Portland Square                                       Group, LLC since 2000
Portland, ME 04101                                        Managing Director and General
                                                          Counsel, Forum Financial Group,
                                                          LLC 1991 - 2000
                                                          Secretary, Forum Financial
                                                          Group, LLC and its various
                                                          affiliates including Forum Fund
                                                          Services, LLC
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
Stacey E. Hong                Treasurer    2002-Present   Director, Forum Accounting              N/A                  N/A
Born:  May 10,1966                                        Services, LLC since 1998, with
Two Portland Square                                       which he has been associated
Portland, ME 04101                                        since 1992
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
Leslie K. Klenk               Secretary    1998-Present   Counsel, Forum Financial Group,         N/A                  N/A
Born:  August 24, 1964                                    LLC since 1998
Two Portland Square                                       Associate General Counsel,
Portland, ME 04101                                        Smith Barney Inc. (brokerage
                                                          firm) 1993 - 1998
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------

1 Each Trustee and Officer holds office until he or she resigns, is removed, or a successor is elected and qualified.

The Statement of Additional Information ("SAI") contains additional information about the Trust's Trustees. The SAI is available without charge by contacting the Trust at (207) 879-1900.


                                      24                             FORUM FUNDS